PURCHASE ADVANCES, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PURCHASE ADVANCES, NET
Provision For Advances on Purchases	$ 6,817	¥ 47,500	¥ 369,972